Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail) - shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Warrants to purchase common stock	13	13
Common stock options issued and outstanding	1,299	5,385
Common stock authorized for future option grants	3,951	844
RSUs outstanding	1,453	0
Common stock authorized for the ESPP	489	495
Total	7,205	6,737